DEFINED CONTRIBUTION PENSION - Pension cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
DEFINED CONTRIBUTION PENSION
Total	$ 34	$ 55	$ 76	$ 96	$ 221	$ 119
Research and development
DEFINED CONTRIBUTION PENSION
Total	14	37	34	58	156	64
General and administrative
DEFINED CONTRIBUTION PENSION
Total	$ 20	$ 18	$ 42	$ 38	$ 65	$ 55